Other long-term obligations - Schedule of other long term obligations (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities, Noncurrent [Abstract]
DSU liabilities	$ 13,159	$ 17,515
Deferred gain on sale-leaseback	1,483	2,954
Obligation related to DGI acquisition	2,142	3,098
Other	1,792	2,833
Other long term obligations	$ 18,576	$ 26,400